Condensed Interim Consolidated Statements of Stockholders’ Equity (Deficiency) (Unaudited) - USD ($)	Common Shares Previously Reported	Common Shares	Class A Restricted Shares Previously Reported	Class A Restricted Shares	Preferred Shares Previously Reported	Preferred Shares	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Total
Balance at Dec. 31, 2021		$ 27,708,988		$ 3,103,620		$ 62		$ 14,018,340		$ (101,534)		$ (35,811,255)		$ 8,918,221
Balance (in Shares) at Dec. 31, 2021		2,424,278		280,000		316,655
Options exercised		$ 247,167						(206,382)						40,785
Options exercised (in Shares)		16,660
Share-based compensation								1,777,271						1,777,271
Foreign exchange on translation										16,806				16,806
Net loss												(12,073,260)		(12,073,260)
Balance at Dec. 31, 2022	$ 27,956,155	$ 27,956,155	$ 3,103,620	$ 3,103,620	$ 62	$ 62	$ 15,589,229	15,589,229	$ (84,728)	(84,728)	$ (47,884,515)	(47,884,515)	$ (1,320,177)	(1,320,177)
Balance (in Shares) at Dec. 31, 2022	2,440,938	2,440,936	280,000	280,000	316,655	316,655
Units issued for cash		$ 5,851,148												5,851,148
Units issued for cash (in Shares)		1,194,468
Share issuance costs		$ (512,046)						117,310						(394,736)
Share issuance costs (in Shares)		85,183
Options exercised		$ 687,132						(676,632)						10,500
Options exercised (in Shares)		42,000
Conversion of restricted shares to common shares		$ 3,103,620		$ (3,103,620)
Conversion of restricted shares to common shares (in Shares)		280,000		(280,000)
Expired share options								(405,650)				405,650
Expired warrants		949,972						(949,972)
Effect on change in functional currency		(4,541,545)						351,969						(4,189,576)
Share-based compensation								1,899,429						1,899,429
Foreign exchange on translation										(19,573)				(19,573)
Net loss												(8,030,256)		(8,030,256)
Balance at Sep. 30, 2023		$ 33,494,436				$ 62		15,925,683		(104,301)		(55,509,121)		(6,193,241)
Balance (in Shares) at Sep. 30, 2023		4,042,587				316,655
Balance at Dec. 31, 2022	$ 27,956,155	$ 27,956,155	$ 3,103,620	$ 3,103,620	$ 62	$ 62	15,589,229	15,589,229	(84,728)	(84,728)	(47,884,515)	(47,884,515)	(1,320,177)	(1,320,177)
Balance (in Shares) at Dec. 31, 2022	2,440,938	2,440,936	280,000	280,000	316,655	316,655
Units issued for cash		$ 9,223,587												9,223,587
Units issued for cash (in Shares)		1,807,638
Share issuance costs		$ (1,458,151)						402,166						(1,055,985)
Share issuance costs (in Shares)		85,183
Options exercised		$ 1,451,519						(1,424,519)						27,000
Options exercised (in Shares)		114,600
Conversion of restricted shares to common shares		$ 3,103,620		$ (3,103,620)
Conversion of restricted shares to common shares (in Shares)		280,000		(280,000)
Effect on change in functional currency		$ (4,541,545)						351,969						(4,189,576)
Share-based compensation								2,369,585						2,369,585
Reallocation of derivative liability on re-pricing of warrants from CAD to USD exercise price		4,025,102												4,025,102
Foreign exchange on translation										(19,573)				(19,573)
Net loss												(13,763,658)		(13,763,658)
Balance at Dec. 31, 2023	$ 39,760,287	$ 39,760,287			$ 62	$ 62	17,288,430	17,288,430	(104,301)	(104,301)	(61,648,173)	(61,648,173)	(4,703,695)	(4,703,695)
Balance (in Shares) at Dec. 31, 2023	4,728,359	4,728,355			316,655	316,655
Balance at Jun. 30, 2023		$ 33,817,610		$ 3,103,620		$ 62		14,944,336		(93,069)		(52,351,985)		(579,426)
Balance (in Shares) at Jun. 30, 2023		3,518,025		280,000		316,655
Units issued for cash		$ 1,345,093												1,345,093
Units issued for cash (in Shares)		244,562
Share issuance costs		$ (230,342)						44,292						(186,050)
Conversion of restricted shares to common shares		$ 3,103,620		$ (3,103,620)
Conversion of restricted shares to common shares (in Shares)		280,000		(280,000)
Expired share options								(111,987)				111,987
Effect on change in functional currency		(4,541,545)						351,969						(4,189,576)
Share-based compensation								697,073						697,073
Foreign exchange on translation										(11,232)				(11,232)
Net loss												(3,269,123)		(3,269,123)
Balance at Sep. 30, 2023		$ 33,494,436				$ 62		15,925,683		(104,301)		(55,509,121)		(6,193,241)
Balance (in Shares) at Sep. 30, 2023		4,042,587				316,655
Balance at Dec. 31, 2023	$ 39,760,287	$ 39,760,287			$ 62	$ 62	$ 17,288,430	17,288,430	$ (104,301)	(104,301)	$ (61,648,173)	(61,648,173)	$ (4,703,695)	(4,703,695)
Balance (in Shares) at Dec. 31, 2023	4,728,359	4,728,355			316,655	316,655
Warrants exercised		$ 300,000												300,000
Warrants exercised (in Shares)		30,000
Units issued for cash		$ 3,732,469												3,732,469
Units issued for cash (in Shares)		678,630
Shares issued for services		$ 2,273,949												2,273,949
Shares issued for services (in Shares)		413,445
Share issuance costs		$ (987,998)						582,245						(405,753)
Share issuance costs (in Shares)		168,886
Options exercised		$ 128,182						(126,382)						1,800
Options exercised (in Shares)		14,900
Share-based compensation								917,153						917,153
Reallocation of derivative liability on re-pricing of warrants from CAD to USD exercise price		$ 3,942,575												3,942,575
Net loss												(8,978,129)		(8,978,129)
Balance at Sep. 30, 2024		$ 49,149,464				$ 62		18,661,446		(104,301)		(70,626,302)		(2,919,631)
Balance (in Shares) at Sep. 30, 2024		6,034,216				316,655
Balance at Jun. 30, 2024		$ 49,009,464				$ 62		18,467,705		(104,301)		(70,626,302)		(1,393,466)
Balance (in Shares) at Jun. 30, 2024		6,020,216				316,655
Warrants exercised		$ 140,000												140,000
Warrants exercised (in Shares)		14,000
Share-based compensation								193,741						193,741
Net loss												(1,859,906)		(1,859,906)
Balance at Sep. 30, 2024		$ 49,149,464				$ 62		$ 18,661,446		$ (104,301)		$ (70,626,302)		$ (2,919,631)
Balance (in Shares) at Sep. 30, 2024		6,034,216				316,655